Sales - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales
Revenue from sale of gold	$ 279,731	$ 299,747	$ 262,676
Less: Royalty contributions (see Note 2(k))	(18,839)	(17,733)	(12,974)
Revenue from sale of goods	$ 810,961	$ 801,199	$ 863,470